Shareholders’ equity - Schedule of Changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2026 employee shares	Dec. 31, 2025 shares
Senior Management Team
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	577,338	577,338	577,338
Restricted share units
Disclosure of reserves within equity [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	577,338		18,710
Share Capital
Disclosure of reserves within equity [line items]
At beginning of period | €		€ 9,154
At end of period | €		9,154
Share premium
Disclosure of reserves within equity [line items]
At beginning of period | €		782,587
At end of period | €		€ 782,587
Outstanding
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	268,889,388	268,889,388	268,889,388	268,240,430
Ordinary shares delivered under share-based payments	648,958
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	33,815,338	33,815,338	33,815,338	34,464,296
Ordinary shares delivered under share-based payments	(648,958)
Ordinary shares held in treasury
Disclosure of reserves within equity [line items]
Number of shares outstanding (in shares)				34,464,296
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	302,704,726	302,704,726	302,704,726	302,704,726
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares)	154,981,350	154,981,350	154,981,350	154,981,350